February 4, 1997

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Re: Putnam California Tax Exempt Income Fund (Reg. No. 2-81011) (811-3630) (the "Income Fund") Post-Effective Amendment No. 19 to Registration Statement on Form N-1A
     Putnam California Tax Exempt Money Market Fund (Reg. No. 33-17211) (811-5333) (the "Money Market Fund") Post-Effective Amendment No. 12 to Registration Statement on Form N-1A

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Income Fund and the Money Market Fund hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Income Fund and the Money Market Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 19 to the Income Fund and 12 to the Money Market Fund's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically January 30, 1997.

     Comments or questions concerning this certificate may be directed to me at 1-800-225-2465, ext. 14623.

                         Very truly yours,



                    By:  /s/ Gordon H. Silver
                         ---------------------------
                         Gordon H. Silver
                         Vice President
                         Putnam Investments, Inc.

cc:  John Kingston, Esq.